Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	$ 25,253	$ 14,315	$ 11,541
Corporate owned life insurance	13,115	12,114
Other assets	3,273	3,834
Total assets	593,213	459,332
Liabilities and Stockholders' Equity
Subordinated debentures	4,124	4,124
Stockholders' equity	50,643	43,895	42,641
Total liabilities and stockholders' equity	593,213	459,332
Parent Company
Assets
Cash and cash equivalents	1,595	2,771	$ 4,644
Investment in the Bank	50,813	42,286
Corporate owned life insurance	0	0
Other assets	2,913	3,042
Total assets	55,321	48,099
Liabilities and Stockholders' Equity
Subordinated debentures	4,124	4,124
Other liabilities	555	80
Stockholders' equity	50,642	43,895
Total liabilities and stockholders' equity	$ 55,321	$ 48,099